Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,600,000	2,600,000
Common stock, shares issued	195,834	195,834
Common stock, shares outstanding	195,834	195,834
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000	2,000,000
Common stock, shares issued	1,774,300	1,774,300
Common stock, shares outstanding	1,774,300	1,774,300